Other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other liabilities.
Holiday pay accrual	€ 903	€ 791
Salary	3,354	1,801
Accrued expenses	511	250
Foreign currency swap - current	353	90
Other	1,103	200
Total other payables	€ 6,224	€ 3,132